American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
April 30, 2020

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.3%
Diversified Bond Fund Investor Class	8,022,259	90,731,746
Inflation-Adjusted Bond Fund Investor Class	3,505,374	41,924,272
NT High Income Fund Investor Class	967,851	8,197,698
Short Duration Fund Investor Class	2,834,327	28,881,790
Short Duration Inflation Protection Bond Fund Investor Class	5,357,218	54,375,764
		224,111,270
Domestic Equity Funds — 26.8%
Equity Growth Fund Investor Class	290,807	8,261,835
Growth Fund Investor Class	445,269	15,722,440
Heritage Fund Investor Class	311,856	5,962,683
Large Company Value Fund Investor Class	2,862,677	26,107,613
Mid Cap Value Fund Investor Class	1,405,448	19,240,578
NT Disciplined Growth Fund Investor Class	572,952	7,328,062
Real Estate Fund Investor Class	260,150	6,319,052
Small Cap Growth Fund Investor Class	182,158	3,031,105
Small Cap Value Fund Investor Class	500,750	2,959,435
Sustainable Equity Fund Investor Class	674,073	19,851,455
		114,784,258
International Fixed Income Funds — 16.0%
Emerging Markets Debt Fund Investor Class	642,319	6,108,452
Global Bond Fund Investor Class	3,304,080	33,338,164
International Bond Fund Investor Class(2)	2,319,618	29,366,366
		68,812,982
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	21,095,911	21,095,911
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $397,652,563)		428,804,421
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$428,804,421

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$87,848	$11,344	$11,787	$3,327	$90,732	8,022	$231	$1,460
Inflation-Adjusted Bond Fund	42,705	1,903	3,886	1,202	41,924	3,505	(146)	752
NT High Income Fund	8,557	841	84	(1,116)	8,198	968	(2)	365
Short Duration Fund	29,869	1,425	2,493	81	28,882	2,834	(112)	466
Short Duration Inflation Protection Bond Fund	55,405	3,721	4,180	(570)	54,376	5,357	(223)	959
Equity Growth Fund	21,153	3,243	12,389	(3,745)	8,262	291	2,743	954
Growth Fund	13,728	9,854	7,132	(728)	15,722	445	996	894
Heritage Fund	5,372	1,814	485	(738)	5,963	312	26	576
Large Company Value Fund	26,421	10,476	7,142	(3,647)	26,108	2,863	872	553
Mid Cap Value Fund	18,069	5,257	1,556	(2,529)	19,241	1,405	107	185
NT Disciplined Growth Fund	4,298	3,468	602	164	7,328	573	20	348
Real Estate Fund	6,391	2,055	772	(1,355)	6,319	260	167	517
Small Cap Growth Fund	—	3,108	77	—	3,031	182	3	109
Small Cap Value Fund	—	3,384	—	(425)	2,959	501	—	45
Sustainable Equity Fund	—	21,960	1,207	(902)	19,851	674	3	115
Emerging Markets Debt Fund	6,493	233	38	(580)	6,108	642	(1)	191
Global Bond Fund	34,286	1,601	1,785	(764)	33,338	3,304	(51)	707
International Bond Fund(3)	29,693	1,603	1,159	(771)	29,366	2,320	(38)	—
U.S. Government Money Market Fund	25,601	1,220	5,725	—	21,096	21,096	—	234
Core Equity Plus Fund	6,430	346	5,464	(1,312)	—	—	1,227	216
Small Company Fund	4,216	230	3,159	(1,287)	—	—	1,379	11
	$426,535	$89,086	$71,122	$(15,695)	$428,804	55,554	$7,201	$9,657

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.